Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2016 and Dec. 31, 2015, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2016.

Assets measured at fair value on a recurring basis at Dec. 31, 2016					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$14,307	$—	$—	$—	$14,307
U.S. government agencies	—	359	—	—	359
Sovereign debt/sovereign guaranteed	66	12,423	—	—	12,489
State and political subdivisions	—	3,378	—	—	3,378
Agency RMBS	—	22,736	—	—	22,736
Non-agency RMBS	—	638	—	—	638
Other RMBS	—	513	—	—	513
Commercial MBS	—	928	—	—	928
Agency commercial MBS	—	6,449	—	—	6,449
CLOs	—	2,598	—	—	2,598
Other asset-backed securities	—	1,727	—	—	1,727
Equity securities	3	—	—	—	3
Money market funds (b)	842	—	—	—	842
Corporate bonds	—	1,396	—	—	1,396
Other debt securities	—	1,961	—	—	1,961
Foreign covered bonds	1,876	265	—	—	2,141
Non-agency RMBS (c)	—	1,357	—	—	1,357
Total available-for-sale securities	17,094	56,728	—	—	73,822
Trading assets:
Debt and equity instruments (b)	240	2,013	—	—	2,253
Derivative assets not designated as hedging:
Interest rate	4	7,583	—	(6,047)	1,540
Foreign exchange	—	6,104	—	(4,172)	1,932
Equity and other contracts	—	46	—	(38)	8
Total derivative assets not designated as hedging	4	13,733	—	(10,257)	3,480
Total trading assets	244	15,746	—	(10,257)	5,733
Other assets:
Derivative assets designated as hedging:
Interest rate	—	415	—	—	415
Foreign exchange	—	369	—	—	369
Total derivative assets designated as hedging	—	784	—	—	784
Other assets (d)	268	73	—	—	341
Other assets measured at net asset value (d)					214
Total other assets	268	857	—	—	1,339
Subtotal assets of operations at fair value	17,606	73,331	—	(10,257)	80,894
Percentage of assets prior to netting	19%	81%	—%
Assets of consolidated investment management funds:
Trading assets	296	683	—	—	979
Other assets	168	84	—	—	252
Total assets of consolidated investment management funds	464	767	—	—	1,231
Total assets	$18,070	$74,098	$—	$(10,257)	$82,125
Percentage of assets prior to netting	20%	80%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2016					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt and equity instruments	$349	$236	$—	$—	$585
Derivative liabilities not designated as hedging:
Interest rate	4	7,629	—	(6,634)	999
Foreign exchange	—	6,103	—	(3,363)	2,740
Equity and other contracts	—	115	—	(50)	65
Total derivative liabilities not designated as hedging	4	13,847	—	(10,047)	3,804
Total trading liabilities	353	14,083	—	(10,047)	4,389
Long-term debt (b)	—	363	—	—	363
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	545	—	—	545
Foreign exchange	—	52	—	—	52
Total other liabilities - derivative liabilities designated as hedging	—	597	—	—	597
Subtotal liabilities of operations at fair value	353	15,043	—	(10,047)	5,349
Percentage of liabilities prior to netting	2%	98%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	282	—	—	282
Other liabilities	3	30	—	—	33
Total liabilities of consolidated investment management funds	3	312	—	—	315
Total liabilities	$356	$15,355	$—	$(10,047)	$5,664
Percentage of liabilities prior to netting	2%	98%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Assets measured at fair value on a recurring basis at Dec. 31, 2015					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$12,832	$—	$—	$—	$12,832
U.S. government agencies	—	387	—	—	387
Sovereign debt/sovereign guaranteed	35	13,182	—	—	13,217
State and political subdivisions	—	4,046	—	—	4,046
Agency RMBS	—	23,501	—	—	23,501
Non-agency RMBS	—	793	—	—	793
Other RMBS	—	1,061	—	—	1,061
Commercial MBS	—	1,392	—	—	1,392
Agency commercial MBS	—	4,020	—	—	4,020
CLOs	—	2,351	—	—	2,351
Other asset-backed securities	—	2,893	—	—	2,893
Equity securities	4	—	—	—	4
Money market funds (b)	886	—	—	—	886
Corporate bonds	—	1,752	—	—	1,752
Other debt securities	—	2,775	—	—	2,775
Foreign covered bonds	1,966	202	—	—	2,168
Non-agency RMBS (c)	—	1,789	—	—	1,789
Total available-for-sale securities	15,723	60,144	—	—	75,867
Trading assets:
Debt and equity instruments (b)	1,232	2,167	—	—	3,399
Derivative assets not designated as hedging:
Interest rate	10	10,034	—	(8,071)	1,973
Foreign exchange	—	4,905	—	(2,981)	1,924
Equity and other contracts	15	120	—	(63)	72
Total derivative assets not designated as hedging	25	15,059	—	(11,115)	3,969
Total trading assets	1,257	17,226	—	(11,115)	7,368
Loans	—	422	—	—	422
Other assets:
Derivative assets designated as hedging:
Interest rate	—	497	—	—	497
Foreign exchange	—	219	—	—	219
Total derivative assets designated as hedging	—	716	—	—	716
Other assets (d)	192	62	—	—	254
Other assets measured at net asset value (d)					117
Total other assets	192	778	—	—	1,087
Subtotal assets of operations at fair value	17,172	78,570	—	(11,115)	84,744
Percentage of assets prior to netting	18%	82%	—%
Assets of consolidated investment management funds:
Trading assets	455	773	—	—	1,228
Other assets	157	16	—	—	173
Total assets of consolidated investment management funds	612	789	—	—	1,401
Total assets	$17,784	$79,359	$—	$(11,115)	$86,145
Percentage of assets prior to netting	18%	82%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2015					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt and equity instruments	$422	$152	$—	$—	$574
Derivative liabilities not designated as hedging:
Interest rate	5	9,957	—	(8,235)	1,727
Foreign exchange	—	4,682	—	(2,567)	2,115
Equity and other contracts	5	147	—	(67)	85
Total derivative liabilities not designated as hedging	10	14,786	—	(10,869)	3,927
Total trading liabilities	432	14,938	—	(10,869)	4,501
Long-term debt (b)	—	359	—	—	359
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	372	—	—	372
Foreign exchange	—	20	—	—	20
Total other liabilities - derivative liabilities designated as hedging	—	392	—	—	392
Subtotal liabilities of operations at fair value	432	15,689	—	(10,869)	5,252
Percentage of liabilities prior to netting	3%	97%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	229	—	—	229
Other liabilities	1	16	—	—	17
Total liabilities of consolidated investment management funds	1	245	—	—	246
Total liabilities	$433	$15,934	$—	$(10,869)	$5,498
Percentage of liabilities prior to netting	3%	97%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2016					Dec. 31, 2015
	Total carrying value (a)	Ratings				Total carrying value (a)	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Non-agency RMBS, originated in:
2007	$58	—%	—%	—%	100%	$66	—%	—%	—%	100%
2006	98	—	—	—	100	115	—	—	—	100
2005	180	23	5	9	63	234	19	9	13	59
2004 and earlier	302	5	3	24	68	378	4	4	26	66
Total non-agency RMBS	$638	9%	3%	14%	74%	$793	8%	4%	16%	72%
Commercial MBS - Domestic, originated in:
2009-2016	$674	84%	16%	—%	—%	$626	83%	17%	—%	—%
2008	14	100	—	—	—	16	100	—	—	—
2007	190	71	29	—	—	304	62	22	16	—
2006	3	7	93	—	—	384	76	24	—	—
Total commercial MBS - Domestic	$881	81%	19%	—%	—%	$1,330	76%	20%	4%	—%
Foreign covered bonds:
Canada	$1,320	100%	—%	—%	—%	$1,014	100%	—%	—%	—%
United Kingdom	280	100	—	—	—	363	100	—	—	—
Netherlands	160	100	—	—	—	214	100	—	—	—
Other	381	100	—	—	—	577	100	—	—	—
Total foreign covered bonds	$2,141	100%	—%	—%	—%	$2,168	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$379	90%	10%	—%	—%	$780	85%	15%	—%	—%
Netherlands	125	100	—	—	—	222	100	—	—	—
Ireland	58	—	—	100	—	121	—	45	55	—
Total European floating rate notes - available-for-sale	$562	83%	7%	10%	—%	$1,123	79%	15%	6%	—%
Sovereign debt/sovereign guaranteed:
United Kingdom	$3,209	100%	—%	—%	—%	$2,941	100%	—%	—%	—%
France	1,998	100	—	—	—	2,008	100	—	—	—
Spain	1,749	—	—	100	—	1,955	—	—	100	—
Germany	1,347	100	—	—	—	1,683	100	—	—	—
Italy	1,130	—	—	100	—	1,398	—	—	100	—
Netherlands	1,061	100	—	—	—	1,055	100	—	—	—
Belgium	1,005	100	—	—	—	1,108	100	—	—	—
Ireland	736	—	100	—	—	772	—	—	100	—
Other (b)	254	71	—	—	29	297	68	—	32	—
Total sovereign debt/sovereign guaranteed	$12,489	70%	6%	23%	1%	$13,217	68%	—%	32%	—%
Non-agency RMBS (c), originated in:
2007	$387	—%	—%	—%	100%	$502	—%	—%	—%	100%
2006	391	—	—	—	100	530	—	1	—	99
2005	437	—	2	1	97	580	—	2	1	97
2004 and earlier	142	2	2	17	79	177	—	3	9	88
Total non-agency RMBS (c)	$1,357	—%	1%	2%	97%	$1,789	—%	1%	1%	98%

(a)
At Dec. 31, 2016 and Dec. 31, 2015, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(b)	Includes $73 million of noninvestment grade sovereign debt at Dec. 31, 2016 and $95 million of investment grade sovereign debt at Dec. 31, 2015 related to Brazil.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Unobservable Input Reconciliation of Assets and Liabilities Measured on a Recurring Basis
The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2016 and Dec. 31, 2015 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2016
(in millions)	Loans
Fair value at Dec. 31, 2015	$—
Transfers into Level 3	19
Total gains or (losses) for the period included in earnings	2	(a)
Purchases, issuances and sales:
Purchases	113
Issuances	1
Sales	(135)
Fair value at Dec. 31, 2016	$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$—

(a)	Reported in investment and other income.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2015
	Available-for-sale securities		Trading assets
(in millions)	State and political subdivisions		Derivative assets	(a)	Other assets		Total assets
Fair value at Dec. 31, 2014	$11		$9		$35		$55
Transfers out of Level 3	—		(3)		—		(3)
Total gains or (losses) for the period
Included in earnings (or changes in net assets)	—	(b)	(1)	(c)	10	(d)	9
Purchases, sales and settlements:
Purchases	—		—		3		3
Sales	—		—		(48)		(48)
Settlements	(11)		(5)		—		(16)
Fair value at Dec. 31, 2015	$—		$—		$—		$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period			$—		$—		$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2015
	Trading liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2014	$9
Transfers out of Level 3	(3)
Total (gains) or losses for the period included in earnings	(1)	(b)
Settlements	(5)
Fair value at Dec. 31, 2015	$—
Change in unrealized (gains) or losses for the period included in earnings for liabilities held at the end of the reporting period	$—

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Assets Measured at Fair Value on Nonrecurring Basis
The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2016 and Dec. 31, 2015, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2016 and Dec. 31, 2015.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2016				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$84	$7	$91
Other assets (b)	—	4	—	4
Total assets at fair value on a nonrecurring basis	$—	$88	$7	$95

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2015				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$97	$174	$271
Other assets (b)	—	6	—	6
Total assets at fair value on a nonrecurring basis	$—	$103	$174	$277

(a)
During the years ended Dec. 31, 2016 and Dec. 31, 2015, the fair value of these loans decreased $2 million and $2 million, respectively, based on the fair value of the underlying collateral based on guidance in ASC 310, Receivables, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2016 and Dec. 31, 2015, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$58,041	$—	$58,041	$58,041
Interest-bearing deposits with banks	—	15,091	—	15,091	15,086
Federal funds sold and securities purchased under resale agreements	—	25,801	—	25,801	25,801
Securities held-to-maturity	11,173	29,496	—	40,669	40,905
Loans (a)	—	62,829	—	62,829	62,564
Other financial assets	4,822	1,112	—	5,934	5,934
Total	$15,995	$192,370	$—	$208,365	$208,331
Liabilities:
Noninterest-bearing deposits	$—	$78,342	$—	$78,342	$78,342
Interest-bearing deposits	—	141,418	—	141,418	143,148
Federal funds purchased and securities sold under repurchase agreements	—	9,989	—	9,989	9,989
Payables to customers and broker-dealers	—	20,987	—	20,987	20,987
Borrowings	—	960	—	960	960
Long-term debt	—	24,184	—	24,184	24,100
Total	$—	$275,880	$—	$275,880	$277,526

(a)	Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$113,203	$—	$113,203	$113,203
Interest-bearing deposits with banks	—	15,150	—	15,150	15,146
Federal funds sold and securities purchased under resale agreements	—	24,373	—	24,373	24,373
Securities held-to-maturity	11,376	31,828	—	43,204	43,312
Loans (a)	—	61,421	—	61,421	61,267
Other financial assets	6,537	1,096	—	7,633	7,633
Total	$17,913	$247,071	$—	$264,984	$264,934
Liabilities:
Noninterest-bearing deposits	$—	$96,277	$—	$96,277	$96,277
Interest-bearing deposits	—	182,410	—	182,410	183,333
Federal funds purchased and securities sold under repurchase agreements	—	15,002	—	15,002	15,002
Payables to customers and broker-dealers	—	21,900	—	21,900	21,900
Borrowings	—	698	—	698	698
Long-term debt	—	21,494	—	21,494	21,188
Total	$—	$337,781	$—	$337,781	$338,398

Summary of the Carrying Amount, Notional Amount and Unrealized Gain (Loss) of Hedged Financial Instruments
The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge
			Unrealized
(in millions)			Gain	(Loss)
Dec. 31, 2016
Securities available-for-sale	$9,184	$9,233	$83	$(342)
Long-term debt	20,511	20,450	330	(203)
Dec. 31, 2015
Securities available-for-sale	$7,978	$7,918	$16	$(359)
Long-term debt	18,231	17,850	479	(14)